Operating Expense - Summary of Operating Expenses and Other Operating Income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	€ (17,599)	€ (23,079)
General and administrative expenses	(8,229)	(7,632)
Marketing and market access expenses	(460)	(783)
Reorganization and restructuring expenses	179	(1,786)
Other operating income (expenses)	(423)	301
TOTAL	26,532	32,979
Current provisions	193		€ 313
Raw materials & consumables used
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(1,052)	(642)
General and administrative expenses	(133)	(73)
Marketing and market access expenses	(2)	(2)
Reorganization and restructuring expenses	0	(3)
Other operating income (expenses)	0	0
TOTAL	1,187	721
Contracted research & development activities conducted by third parties
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(8,538)	(15,029)
General and administrative expenses	(38)	(48)
Marketing and market access expenses	0	(1)
Reorganization and restructuring expenses	0	0
Other operating income (expenses)	0	0
TOTAL	8,576	15,078
Employee expenses
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(4,889)	(4,842)
General and administrative expenses	(3,230)	(3,336)
Marketing and market access expenses	(272)	(465)
Reorganization and restructuring expenses	0	0
Other operating income (expenses)	0	0
TOTAL	8,391	8,643
Other expenses (maintenance, fees, travel, taxes)
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(2,408)	(2,334)
General and administrative expenses	(4,580)	(4,123)
Marketing and market access expenses	(182)	(316)
Reorganization and restructuring expenses	(1)	(1,942)
Other operating income (expenses)	(422)	637
TOTAL	7,594	8,078
Depreciation, amortization & impairment charges
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(712)	(225)
General and administrative expenses	(248)	(51)
Marketing and market access expenses	(3)	0
Reorganization and restructuring expenses	180	158
Other operating income (expenses)	0	0
TOTAL	783	117
Gain / (loss) on disposal of property, plant & equipment
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	0	(6)
General and administrative expenses	0	0
Marketing and market access expenses	0	0
Reorganization and restructuring expenses	0	0
Other operating income (expenses)	(1)	(336)
TOTAL	€ 1	€ 343